FINANCIAL INSTRUMENTS - Credit risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer Concentrations Risk | Credit risk | Sales revenue
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration risk, percentage	34.00%	40.00%	44.00%